Financial Instruments From Acquisition of Interests - Summary of Breakdown of Contingent Assets And Liabilities And Related Derivative Instruments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	R$ 26,630	R$ 12,511
Derivative financial assets, current	0	0
Derivative financial assets, non current	26,630	12,511
Derivative financial liabilities	(25,097)	(13,637)
Derivative financial liabilities, Current	(51)	(1,784)
Derivative financial liabilities, Non current	(25,046)	(11,853)
Contingent considerations and forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities		(1,784)
Geekie Desenvolvimento de Softwares S.A.[member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	23,346	8,906
Derivative financial liabilities	(22,037)	(10,028)
Geekie Desenvolvimento de Softwares S.A.[member] | Contingent considerations and forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities		(1,784)
WPensar S.A.[member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	3,284	3,605
Derivative financial liabilities	(3,006)	(1,720)
Escola de Aplicacao Sao Jose dos Campos Ltda. [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	R$ (54)	R$ (105)